Summary of Significant Accounting Policies (Details)				3 Months Ended		6 Months Ended	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares shares	Aug. 29, 2025 USD ($)	Aug. 26, 2025 USD ($)	Sep. 30, 2025 USD ($) $ / shares	Jun. 30, 2025 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares	Feb. 26, 2026 shares	Feb. 18, 2026	Dec. 12, 2025 USD ($)	Jun. 04, 2025 $ / shares shares	Mar. 31, 2025 USD ($)	Feb. 26, 2025 USD ($)	Dec. 31, 2023 USD ($)	Feb. 09, 2023
Summary of Significant Accounting Policies [Line Items]
Impairment charges								$ 111,033
Equity method investment								10,636,544
Exceed federally-insured limits	250,000						250,000
Federally insured limits	0						0
Deferred offering costs	84,652						84,652
Impairment								259,579
Carrying value equity method investment							1,069,000
Redemption aggregate cash amount							1,745,000
Payment of equity investment							95,000
Regular payments on equity investments							75,000
Reserve for credit loss	$ 0				$ 1,650,000
Reserve for credit loss						$ 1,650,000
Aggregate amount		$ 1,122,000
Credit loss recovery				$ 1,650,000
Proceeds from stock subscription liability							150,000
Advertising and marketing costs							843,497	$ 237,671
Dilutive securities							$ 162,473
Common stock, conversion price (in Dollars per share) | $ / shares							$ 1	$ 11.25
Percentage of purchase														40.00%		40.00%
Reverse stock split							1-for-15
Pre Funded Warrants [Member]
Summary of Significant Accounting Policies [Line Items]
Warrants outstanding (in Shares) | shares	504,300						504,300
Developed technology and Trade Name [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful life	1 year						1 year
Lab Services MSO [Member]
Summary of Significant Accounting Policies [Line Items]
Equity method investment								$ 10,636,544							$ 12,095,020
Equity interest rate														40.00%
Carrying value equity method investment							11,029,221
Carrying value of the extinguished							632,916
Lab Services MSO [Member] | Pre Funded Warrants [Member]
Summary of Significant Accounting Policies [Line Items]
Carrying value equity method investment							$ 13,377,916
Dr Yu Zhou [Member]
Summary of Significant Accounting Policies [Line Items]
Equity interest rate	40.00%						40.00%
Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Shares subscribed (in Shares) | shares												141,643
Per share (in Dollars per share) | $ / shares												$ 3.53
Subscription Agreement [Member]
Summary of Significant Accounting Policies [Line Items]
Proceeds from stock subscription liability							$ 150,000
Subsequent Event [Member] | Common Stock [Member] | Pre Funded Warrants [Member]
Summary of Significant Accounting Policies [Line Items]
Warrants outstanding (in Shares) | shares									0.5099
Mr. Lu [Member] | Subsequent Event [Member]
Summary of Significant Accounting Policies [Line Items]
Subsidiary, Ownership Percentage, Parent										100.00%
Lab Services MSO [Member]
Summary of Significant Accounting Policies [Line Items]
Redemption aggregate cash amount							11,029,221
Laboratory Services MSO, LLC [Member]
Summary of Significant Accounting Policies [Line Items]
Equity method investment								259,579
Laboratory Equipment [Member]
Summary of Significant Accounting Policies [Line Items]
Impairment charges							$ 111,033	$ 0
RMB [Member]
Summary of Significant Accounting Policies [Line Items]
Foreign currency exchange rate	7.1889						7.1889	7.1889
RMB [Member] | Asset and liability Accounts [Member]
Summary of Significant Accounting Policies [Line Items]
Foreign currency exchange rate	6.9964						6.9964	7.298
United States [Member]
Summary of Significant Accounting Policies [Line Items]
Foreign currency exchange rate								1
United States [Member] | Asset and liability Accounts [Member]
Summary of Significant Accounting Policies [Line Items]
Foreign currency exchange rate								1
Laboratory Services MSO, LLC [Member]
Summary of Significant Accounting Policies [Line Items]
Aggregate amount		600,000	$ 1,722,000
Attorneys fees			50,000
Interest receivable			$ 22,000
Monthly installment		$ 93,500
Series B Convertible Preferred Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Equity method investment														$ 11,000,000
Carrying value of the extinguished							$ 2,348,695
Preferred stock, convertible conversion price (in Dollars per share) | $ / shares	$ 56.7						$ 56.7
Common stock, conversion price (in Dollars per share) | $ / shares							$ 56.7
Series B Convertible Preferred Stock [Member] | Lab Services MSO [Member]
Summary of Significant Accounting Policies [Line Items]
Carrying value equity method investment							$ 11,000,000
Series B Convertible Preferred Stock [Member] | Lab Services MSO [Member]
Summary of Significant Accounting Policies [Line Items]
Equity method investment													$ 11,000,000
Series A Convertible Preferred Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Preferred stock, convertible conversion price (in Dollars per share) | $ / shares	150						$ 150
Series C Convertible Preferred Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Preferred stock, convertible conversion price (in Dollars per share) | $ / shares	2.41						2.41
Series D Convertible Preferred Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Equity method investment											$ 9,000,000
Preferred stock, convertible conversion price (in Dollars per share) | $ / shares	2.41			$ 2.41			2.41
Series E Convertible Preferred Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Preferred stock, convertible conversion price (in Dollars per share) | $ / shares	$ 1.5						$ 1.5